SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Jones NY Variable Annuity

Polaris II A-Class Platinum Series NY Variable Annuity

The United States Life Insurance Company in the City of New York (“US Life”) is amending the Prospectus for the purpose of adding the following information.

MARKETLOCK EXTENSION

The information below is important to you if you purchased a contract between May 1, 2006 and April 30, 2007 and you elected the MarketLock living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional seven years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

For information on the MarketLock living benefit you elected at purchase, please see the MarketLock section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts issued between May 1, 2006 and April 30, 2007 are detailed below. The MAV Evaluation Period may be extended for an additional 7 year period.

As a reminder, the MAV Evaluation Period refers to the period of time over which we consider anniversary values. These components are used to calculate the MAV Benefit Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the Extension?

If you elect the Extension, the fee for the feature will be increased by 0.25% as follows:

Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
0.50%	0.75%

As a reminder, you also have the option to cancel your MarketLock benefit on your seventh contract anniversary, or any contract anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee. See the MarketLock section under OPTIONAL LIVING BENEFITS in the prospectus.

MARKETLOCK INCOME PLUS EXTENSION

The information below is important to you if you purchased a contract between May 1, 2008 and April 30, 2009 and you elected the MarketLock Income Plus living benefit. As described in the prospectus, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the “MLIP Extension”) for an additional five years. In choosing the MLIP Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the MLIP Extension.

If you do not wish to elect the MLIP Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the MLIP Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you. If you elect the MLIP Extension, we will send you a new contract endorsement.

For information on the MarketLock Income Plus living benefit you elected at purchase, please see the MarketLock Income Plus section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the MLIP Extension?

To elect the MLIP Extension, you must complete the Election Form you will receive. The terms of the MLIP Extension for contract issued between May 1, 2008 and April 30, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the Extension?

If you elect the MLIP Extension, the fee for the feature will be increased by 0.25% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)

One	0.85%	1.10%
Two	1.10%	1.35%

What are the investment requirements if I elect the MLIP Extension?

If you elect the MLIP Extension, you must allocate your assets in accordance with one of the following options:

Option 1	100% in one of the following: Polaris Portfolio Allocator Model A* Polaris Portfolio Allocator Model B*
Option 2	100% to one or more of the following: American Funds Asset Allocation Asset Allocation Balanced Cash Management Franklin Income Securities Fund MFS Total Return
*	Please see the allocations for the currently available Polaris Portfolio Allocator Models below.

As a reminder, you also have the option to cancel your MarketLock Income Plus benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock Income Plus benefit and you will no longer be charged the fee. See “Can MarketLock Income Plus be cancelled?” in the MarketLock Income Plus section under OPTIONAL LIVING BENEFITS in the prospectus.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Polaris Portfolio Allocator Models listed below are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to the current allocations of the Models specified below, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified below unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized. We reserve the right to modify, suspend or terminate the Polaris Portfolio Allocator program at any time.

	Polaris Portfolio Allocator Model A - 2013	Polaris Portfolio Allocator Model B - 2013	Polaris Portfolio Allocator Model C - 2013	Polaris Portfolio Allocator Model D - 2013
American Funds Global Growth	3.00%	4.00%	5.00%	7.00%
American Funds Growth	2.00%	2.00%	2.00%	4.00%
American Funds Growth-Income	2.00%	2.00%	2.00%	6.00%
Capital Appreciation	5.00%	6.00%	7.00%	8.00%
Corporate Bond	9.00%	8.00%	7.00%	1.00%
Davis Venture Value	4.00%	4.00%	4.00%	6.00%
“Dogs” of Wall Street	3.00%	3.00%	3.00%	4.00%
Emerging Markets	0.00%	1.00%	1.00%	1.00%
Equity Opportunities	2.00%	3.00%	4.00%	6.00%
Foreign Value	2.00%	3.00%	3.00%	3.00%
Global Bond	3.00%	3.00%	2.00%	2.00%
Government and Quality Bond	10.00%	8.00%	7.00%	2.00%
Growth-Income	5.00%	6.00%	7.00%	8.00%
Growth Opportunities	0.00%	0.00%	0.00%	1.00%
High-Yield Bond	4.00%	2.00%	1.00%	0.00%
International Diversified Equities	1.00%	1.00%	2.00%	2.00%
Invesco V.I. Comstock Fund	5.00%	7.00%	8.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
Lord Abbett Growth and Income	0.00%	0.00%	1.00%	2.00%
Marsico Focused Growth	1.00%	2.00%	3.00%	5.00%
MFS Massachusetts Investors Trust	8.00%	8.00%	8.00%	8.00%
Real Return	12.00%	8.00%	3.00%	0.00%
Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
Small Company Value	0.00%	0.00%	1.00%	1.00%
Total Return Bond	12.00%	11.00%	10.00%	5.00%
Total	100.00%	100.00%	100.00%	100.00%

Dated: May 1, 2013

Please keep this Supplement with your Prospectus